Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans
Gross loans	SFr 218,455		SFr 269,537
of which held at amortized cost	215,997		262,179
of which held at fair value	2,458		7,358
Net (unearned income)/deferred expenses	(34)		(71)
Allowance for credit losses	(1,680)	SFr (1,366)	(1,362)	SFr (1,296)	SFr (1,535)
Net loans	216,741		268,104
Non-performing loans	1,618		1,614
Non-interest-earning loans	308		338
Non-accrual loans	1,926		1,952	1,952
Restructured loans			484
Potential problem loans	1,349		977
Total other impaired loans	1,349		1,461
Gross impaired loans	3,275		3,413
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	110		130
Switzerland
Loans
Gross loans	151,681		166,982
Foreign
Loans
Gross loans	66,774		102,555
Corporate and institutional
Loans
Gross loans	85,861		118,713
of which held at amortized cost	82,169		107,421
Allowance for credit losses	(1,215)	(1,007)	(1,003)	(939)	(1,217)
Non-accrual loans	963		1,098	913
Corporate and institutional | Real estate
Loans
Gross loans	21,201		25,463
of which held at amortized cost	21,101		25,157
Non-accrual loans	355		127	167
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	48,351		62,740
of which held at amortized cost	46,519		59,366
Non-accrual loans	520		801	686
Corporate and institutional | Financial institutions
Loans
Gross loans	14,693		27,955
of which held at amortized cost	13,519		21,711
Non-accrual loans	77		159	41
Corporate and institutional | Governments and public institutions
Loans
Gross loans	1,616		2,555
of which held at amortized cost	1,030		1,187
Non-accrual loans	11		11	19
Consumer
Loans
Gross loans	132,594		150,824
of which held at amortized cost	132,577		150,808
Allowance for credit losses	(465)	SFr (359)	(359)	(357)	SFr (318)
Non-accrual loans	963		854	1,039
Consumer | Mortgages
Loans
Gross loans	100,606		107,484
of which held at amortized cost	100,606		107,484
Non-accrual loans	462		383	572
Consumer | Loans collateralized by securities
Loans
Gross loans	26,380		37,639
of which held at amortized cost	26,380		37,639
Non-accrual loans	291		283	262
Consumer | Consumer finance
Loans
Gross loans	5,608		5,701
of which held at amortized cost	5,591		5,685
Non-accrual loans	SFr 210		SFr 188	SFr 205